Summary of Significant Accounting Policies - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash and cash equivalents	$ 41,978	$ 76,528
Restricted cash	0	126
Restricted cash included in Other non-current assets	1,148	1,138
Total cash, cash equivalents and restricted cash	$ 43,126	$ 77,792	$ 124,300	$ 8,533